Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Activity in allowance for doubtful trade accounts receivable
The activity in the allowance for doubtful accounts receivable for the years ended December 31 is as follows:

In millions	2014	2013	2012
Beginning balance	$256	$243	$189
Additions charged to bad debt expense	185	195	149
Write-offs charged to allowance	(185)	(182)	(95)
Ending balance	$256	$256	$243

Components of property and equipment
The following are the components of property and equipment at December 31:

In millions	2014	2013
Land	$1,506	$1,460
Building and improvements	2,828	2,694
Fixtures and equipment	8,958	8,419
Leasehold improvements	3,626	3,320
Software	1,868	1,515
	18,786	17,408
Accumulated depreciation and amortization	(9,943)	(8,793)
Property and equipment, net	$8,843	$8,615

Reconciliation of the changes in the redeemable noncontrolling interest
The following is a reconciliation of the changes in the redeemable noncontrolling interest for the year ended December 31, 2012:

In millions
Balance, December 31, 2011	$30
Net loss attributable to noncontrolling interest	(2)
Purchase of noncontrolling interest	(26)
Reclassification to capital surplus in connection with purchase of
noncontrolling interest	(2)
Balance, December 31, 2012	$—

Schedule of Accumulated Other Comprehensive Income (Loss) by Component
Changes in accumulated other comprehensive income (loss) by component are shown below:

	Year Ended December 31, 2014(1)
In millions	Foreign Currency	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Total
Balance, December 31, 2013	$(30)	$(13)	$(106)	$(149)
Other comprehensive income (loss) before reclassifications	(35)	—	—	(35)
Amounts reclassified from accumulated other comprehensive income (2)	—	4	(37)	(33)
Net other comprehensive income (loss)	(35)	4	(37)	(68)
Balance, December 31, 2014	$(65)	$(9)	$(143)	$(217)

	Year Ended December 31, 2013(1)
	Foreign Currency	Losses on Cash Flow Hedges	Pension and Other Postretirement Benefits	Total
Balance, December 31, 2012	$—	$(16)	$(165)	$(181)
Other comprehensive income (loss) before reclassifications	(30)	—	—	(30)
Amounts reclassified from accumulated other comprehensive income (2)	—	3	59	62
Net other comprehensive income (loss)	(30)	3	59	32
Balance, December 31, 2013	$(30)	$(13)	$(106)	$(149)

(1)	All amounts are net of tax.

(2)
The amounts reclassified from accumulated other comprehensive income for cash flow hedges are recorded within interest expense, net on the consolidated statement of income. The amounts reclassified from accumulated other comprehensive income for pension and other postretirement benefits are included in operating expenses on the consolidated statement of income.

Discontinued Operations Results
Below is a summary of the results of discontinued operations for the years ended December 31:

In millions	2014	2013	2012
Loss on disposal	$(1)	$(12)	$(12)
Income tax benefit	—	4	5
Loss from discontinued operations, net of tax	$(1)	$(8)	$(7)